Selected Statements of Comprehensive Loss Data (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of research and development expenses [Abstract]
Subcontractors and consultants	$ 765	$ 455
Laboratory services	11	6
Total Research and development expenses	$ 776	$ 461